CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

(1) CONDENSED STATEMENTS OF FINANCIAL POSITION OF THE COMPANY

	As of December 31,
	2023	2024
	RMB	RMB	USD
ASSETS
Current assets
Cash and bank equivalents	523	84	12
Prepayments, other receivables and other assets	253,036	228,170	31,259
Total current assets	253,559	228,254	31,271
Investments in subsidiaries	389,559	341,332	46,762
Total non-current assets	389,559	341,332	46,762
Total assets	643,118	569,586	78,033
Commitments and Contingencies
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as of December 31, 2023 and December 31, 2024; 120,978,810 shares issued and outstanding as of December 31, 2023 and December 31, 2024, respectively)	1,006,048	1,006,048	137,828
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as of December 31, 2023 and December 31, 2024; 221,777,718 shares issued and outstanding as of December 31, 2023 and December 31, 2024, respectively)	149	149	20
Treasury shares	(31)	(31)	(4)
Additional paid-in capital	177,547	175,847	24,091
Statutory surplus reserve	9,217	9,367	1,283
Accumulated losses	(549,812)	(621,794)	(85,185)
Total deficit	(362,930)	(436,462)	(59,795)

(2) CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME OF THE COMPANY

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
Administrative expenses	(8,022)	(9,628)	(9,348)	(1,279)
Financial expense, net	3,027	(508)	(13)	(2)
Share of income/(loss) of subsidiaries	(88,528)	109,401	(43,015)	(5,892)
PROFIT/(LOSS) BEFORE TAX	(93,523)	99,265	(52,376)	(7,174)
Income tax expenses	-	(2)	-	-
Net profit/(loss) for the year	(93,523)	99,263	(52,376)	(7,174)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)
Net profit attribute to ordinary shareholders	(223,534)	99,263	(52,376)	(7,174)
Comprehensive income/(loss)	(93,523)	99,263	(52,376)	(7,174)

Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
Net cash used in operating activities	(21,678)	(8,775)	8,911	1,221
Net cash generated from (used in) financing activities	6,478	(9,498)	(9,348)	(1,281)
Exchange rate effect on cash and cash equivalents	3,019	(501)	(2)	-
Net decrease in cash and cash equivalents	(12,181)	(18,774)	(439)	(60)
Cash and cash equivalents at beginning of the year	31,478	19,297	523	74
Exchange difference of beginning balance				(2)
Cash and cash equivalents at end of the year	19,297	523	84	12

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and the subsidiaries’ losses and incomes as “Share of (loss)/income of subsidiaries” on the condensed statements of comprehensive (loss)/income.

Under PRC rules and regulations, all subsidiaries of the Company in the PRC are required to appropriate 10% of their net income to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends can be made. The statutory reserve is non-distributable, other than during liquidation, and can be used to fund previous years losses, if any, and may be converted into share capital by issuing new shares to existing shareholders in proportion to their shareholders or by increasing the par value of the shares currently outstanding, provided that the remaining balance of the statutory reserve after such issue is not less than 25% of the registered capital.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the board of directors of

Youlife Group Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Youlife Group Inc. (the “Company”) as of December 31, 2024, the related consolidated statements of operations, changes in shareholders’ deficit, and cash flows for the period from April 2, 2024 (inception) to December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Group as of December 31, 2024, and the results of its operations and its cash flows for the period from April 2, 2024 (inception) to December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Onestop Assurance PAC
We have served as the Company’s auditor since 2023.
Singapore
May 9, 2025

YOULIFE GROUP INC.

CONSOLIDATED BALANCE SHEET

(Amount in Renminbi (“RMB”) and U.S. dollars (“USD”), except for share and per share data, or otherwise noted)

	As of December 31, 2024
	RMB	USD
LIABILITIES
Current liabilities
Amounts due to a related party	241,700	33,113
Total liabilities	241,700	33,113

DEFICIT
Ordinary share (par value of US$0.0001 per share; 500,000,000 shares authorized; 100 share issued and outstanding as of December 31, 2024)
Accumulated deficit	(241,700)	(33,113)
Total shareholder’s deficit	(241,700)	(33,113)

The accompanying notes are an integral part of these consolidated financial statements.

YOULIFE GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

(Amount in Renminbi (“RMB”) and U.S. dollars (“USD”), except for share and per share data, or otherwise noted)

	For the period from April 2, 2024 (inception) through December 31, 2024
	RMB	USD
Operating expenses
Formation costs	(58,374)	(7,997)
Listing fees	(178,895)	(24,509)
Total operating expenses	(237,269)	(32,506)
Financial cost	(4,431)	(607)
Net loss	(241,700)	(33,113)

Weighted average number of share outstanding, basic and diluted	100	100
Basic and diluted net loss per ordinary share	(2,417)	(331)

The accompanying notes are an integral part of these consolidated financial statements.

YOULIFE GROUP INC.

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER’S DEFICIT

(Amount in Renminbi (“RMB”) and U.S. dollars (“USD”), except for share and per share data, or otherwise noted)

	Ordinary shares		Accumulated	Total shareholder’s
	Shares	Amount	deficit	deficit
		RMB	RMB	RMB
Balance as of April 2, 2024 (inception)	-	-	-
Issuance of ordinary shares	100	-	-	-
Net loss	-	-	(241,700)	(241,700)
Balance as of December 31, 2024	100	-	(241,700)	(241,700)
Balance as of December 31, 2024 in USD	100	-	(33,113)	(33,113)

The accompanying notes are an integral part of these consolidated financial statements.

YOULIFE GROUP INC.

CONSOLIDATED STATEMENT OF CASH FLOWS

(Amount in Renminbi (“RMB”) and U.S. dollars (“USD”), except for share and per share data, or otherwise noted)

For the period from April 2, 2024 (inception) through December 31, 2024
	RMB	USD
Cash Flows from Operating Activities
Net loss	(241,700)	(33,113)
Changes in operating assets and liabilities:
Amounts due to a related party	241,700	33,113
Net cash used in operating activities	-	-

Net change in cash	-	-
Cash, beginning of the period	-	-
Cash, end of the period	-	-

The accompanying notes are an integral part of these consolidated financial statements.

YOULIFE GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amount in Renminbi (“RMB”) and U.S. dollars (“USD”), except for share and per share data, or otherwise noted)

28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (RESTATED)

(1) CONDENSED STATEMENTS OF FINANCIAL POSITION OF THE COMPANY

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
ASSETS
Current assets
Cash and bank equivalents	19,297	523	74
Prepayments, other receivables and other assets	244,400	253,036	35,639
Total current assets	263,697	253,559	35,713
Investments in subsidiaries	329,331	389,559	54,868
Total non current assets	329,331	389,559	54,868
Total assets	593,028	643,118	90,581
Commitments and Contingencies
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as at December 31, 2022 and December 31, 2023; 120,978,810 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)	1,006,048	1,006,048	141,699
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as at December 31, 2022 and December 31, 2023; 221,777,718 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)	149	149	21
Treasury shares	(31)	(31)	(4)
Additional paid-in capital	226,278	177,547	25,007
Statutory surplus reserve	8,253	9,217	1,298
Accumulated losses	(647,669)	(549,812)	(77,439)
Total deficit	(413,020)	(362,930)	(51,117)

(2) CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME OF THE COMPANY

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
Administrative expenses	(8,022)	(9,628)	(1,356)
Financial expense, net	3,027	(508)	(72)
Share of (loss)/income of subsidiaries	(88,528)	109,401	15,409
(LOSS)/PROFIT BEFORE TAX	(93,523)	99,265	13,981
Income tax profit (expenses)	-	(2)	-
Net (loss)/profit for the year	(93,523)	99,263	13,981
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)	-	-
Net profit attribute to ordinary shareholders	(223,534)	99,263	13,981
Comprehensive (loss)/income	(93,523)	99,263	13,981

Condensed Statements of Cash Flows

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
Net cash used in operating activities	(21,678)	(8,775)	(1,236)
Net cash generated from investing activities	-	-	-
Net cash generated from (used in) financing activities	6,478	(9,498)	(1,338)
Exchange rate effect on cash and cash equivalents	3,019	(501)	(71)
Net decrease in cash and cash equivalents	(12,181)	(18,774)	(2,644)
Cash and cash equivalents at beginning of the year	31,478	19,297	2,718
Cash and cash equivalents at end of the year	19,297	523	74

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and the subsidiaries’ losses and incomes as “Share of (loss)/income of subsidiaries” on the condensed statements of comprehensive (loss)/income.

Under PRC rules and regulations, all subsidiaries of the Company in the PRC are required to appropriate 10% of their net income to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends can be made. The statutory reserve is non-distributable, other than during liquidation, and can be used to fund previous years losses, if any, and may be converted into share capital by issuing new shares to existing shareholders in proportion to their shareholders or by increasing the par value of the shares currently outstanding, provided that the remaining balance of the statutory reserve after such issue is not less than 25% of the registered capital.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.